Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Parenthetical) (Detail) - TWD ($)
$ in Millions
4 Months Ended
	Apr. 24, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income		$ 5,893	$ 5,753
Non Adjusting Events After Reporting Period [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Total amount of repayments of the long-term loans which were classified as non-current liabilities	$ 11,102
2 to 3 years [member] | Non Adjusting Events After Reporting Period [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Total amount of repayments of the long-term loans which were classified as non-current liabilities	1,971
4 to 5 years [member] | Non Adjusting Events After Reporting Period [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Total amount of repayments of the long-term loans which were classified as non-current liabilities	$ 9,131